SOLAR POWER SYSTEMS, NET (Tables)	12 Months Ended
Dec. 31, 2021
SOLAR POWER SYSTEMS, NET
Schedule of solar power systems, net

	At December 31,	At December 31,
	2020	2021
	$	$
Solar power systems in operation	182,232	117,339
Solar power systems under construction	6,565	4,684
Accumulated depreciation	(30,535)	(13,760)
Solar power systems, net	158,262	108,263